Other Non-current Assets and Trade and Other Current Assets - Additional Information (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Trade and other non-current receivables [abstract]
Accrued revenue balance not to be realized within 12 months	€ 16.5
Cash held as collateral	€ 16.4	€ 4.1	€ 3.7